UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)
________

J. Garrett Stevens
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120
(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120
(Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan, Lewis and Bockius LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: April 30, 2016

Date of reporting period: January 31, 2016

Item 1. Schedule of Investments

ROBO GlobalTM
Robotics and Automation Index ETF
Schedule of Investments
January 31, 2016 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.8%

Canada — 2.2%
Industrials— 2.2%
ATS Automation Tooling Systems*	120,201	908,821
MacDonald Dettwiler & Associates	16,429	1,016,269
		1,925,090
Total Canada		1,925,090
China — 0.9%
Information Technology— 0.9%
Hollysys Automation Technologies	44,820	825,136
Total China		825,136
Finland — 0.9%
Industrials— 0.9%
Cargotec, Cl B	26,276	831,920
Total Finland		831,920
France — 2.9%
Industrials— 1.0%
Schneider Electric	17,246	916,445

Information Technology— 1.9%
Dassault Systemes	11,974	922,373
Parrot*	33,586	749,731
		1,672,104
Total France		2,588,549
Germany — 8.7%
Consumer Discretionary— 1.0%
Leoni	24,873	864,070

Industrials— 5.7%
Krones	15,655	1,677,690
KUKA	20,791	1,588,734
Siemens	10,479	999,858
SLM Solutions Group*	48,849	787,572
		5,053,854
Information Technology— 2.0%
Isra Vision	14,445	942,504
Jenoptik	61,955	830,607
		1,773,111
Total Germany		7,691,035
Hong Kong — 0.9%
Industrials— 0.9%
Johnson Electric Holdings	280,035	825,765
Total Hong Kong		825,765
Israel — 3.0%
Health Care— 1.2%
Mazor Robotics*	194,499	1,031,093

Industrials— 1.1%
Elbit Systems	11,385	969,940

Description	Shares	Fair Value
Information Technology— 0.7%
Mobileye*	23,307	$632,319
Total Israel		2,633,352
Japan — 25.1%
Consumer Discretionary— 1.0%
Denso	20,371	868,248

Health Care— 2.0%
CYBERDYNE*	110,380	1,821,660

Industrials— 15.1%
Aida Engineering	94,451	845,702
Daifuku	108,717	1,781,642
Daihen	205,546	1,064,530
FANUC	10,728	1,400,980
Harmonic Drive Systems	44,969	895,926
Mitsubishi Electric	94,644	859,547
Nabtesco	91,110	1,546,533
Nachi-Fujikoshi	210,606	793,263
SMC	3,776	833,393
THK	53,457	837,191
Toshiba Machine	281,669	849,207
Yushin Precision Equipment	99,735	1,585,017
		13,292,931
Information Technology— 7.0%
Keyence	3,462	1,599,100
Omron	55,558	1,415,739
Topcon	57,553	799,129
Yaskawa Electric	135,749	1,477,861
Yokogawa Electric	82,978	912,268
		6,204,097
Total Japan		22,186,936
Netherlands — 0.9%
Health Care— 0.9%
QIAGEN*	34,566	784,994
Total Netherlands		784,994
Norway — 1.1%
Industrials— 1.1%
Kongsberg Gruppen	59,189	935,886
Total Norway		935,886
Sweden — 2.0%
Health Care— 1.0%
Elekta, Cl B	115,144	856,032

Industrials— 1.0%
Arcam*	45,425	927,046
Total Sweden		1,783,078
Switzerland — 4.1%
Health Care— 1.0%
Tecan Group	6,002	862,826

Industrials— 3.1%
ABB	105,535	1,809,642
Kardex	12,539	897,610
		2,707,252
Total Switzerland		3,570,078

ROBO GlobalTM
Robotics and Automation Index ETF
Schedule of Investments
January 31, 2016 (Unaudited)

Description	Shares	Fair Value

Taiwan — 7.2%
Industrials— 4.2%
Airtac International Group	212,400	$1,003,465
Hiwin Technologies	474,960	1,731,013
Teco Electric and Machinery	1,229,000	956,657
		3,691,135
Information Technology— 3.0%
Adlink Technology	425,559	880,797
Advantech	152,000	905,047
Delta Electronics	203,187	850,231
		2,636,075
Total Taiwan		6,327,210
United Kingdom — 2.0%
Information Technology— 2.0%
E2V Technologies	297,269	893,953
Renishaw	35,537	913,415
		1,807,368
Total United Kingdom		1,807,368
United States — 37.9%
Consumer Discretionary— 2.0%
iRobot*	52,986	1,797,815

Energy— 3.7%
FMC Technologies*	33,944	853,692
Helix Energy Solutions Group*	182,244	734,443
Oceaneering International	49,991	1,692,195
		3,280,330
Health Care— 6.0%
Accuray*	277,879	1,481,095
Intuitive Surgical*	3,435	1,857,820
TransEnterix*	400,848	1,106,340
Varian Medical Systems*	11,925	919,775
		5,365,030
Industrials— 11.3%
Aerovironment*	63,648	1,623,660
Deere	12,911	994,276
John Bean Technologies	19,762	905,297
Lincoln Electric Holdings	36,147	1,924,466
Nordson	15,350	927,600
Northrop Grumman	5,159	954,725
Rockwell Automation	18,279	1,746,924
Teledyne Technologies*	11,101	901,956
		9,978,904
Information Technology— 14.9%
3D Systems*	113,317	907,669
Brooks Automation	92,203	878,694
Cognex	55,542	1,791,230
FARO Technologies*	63,539	1,631,046
FLIR Systems	35,081	1,025,768
Immersion*	85,257	722,979
IPG Photonics*	11,113	898,264
Microchip Technology	21,158	948,090
National Instruments	34,323	978,206
Nuance Communications*	50,048	882,346
Stratasys*	41,939	683,606
Teradyne	47,241	917,893

Description	Shares	Fair Value

Trimble Navigation*	45,909	$885,585
		13,151,376
Total United States		33,573,455

Total Common Stock
(Cost $106,856,640)		88,289,852

Total Investments - 99.8%
(Cost $106,856,640) †		$88,289,852

Percentages are based on Net Assets of $88,430,350.

*	Non-income producing security.
Cl ─	Class

†	At January 31, 2016, the tax basis cost of the Fund's investments was $106,856,640, and the unrealized appreciation and depreciation were $5,004,640 and $(23,571,428), respectively.

As of January 31, 2016, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended January 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended January 31, 2016, there were no Level 3 investments.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

ROB-QH-001-0500

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: March 28, 2016

By (Signature and Title)	/s/ James J. Backer Jr.
James J. Baker, Jr., Treasurer

Date: March 28, 2016